Warrants - Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach (Warrants To Purchase Class A Common Stock) (Details) - Rigetti Computing, Inc [Member] - d
	Mar. 31, 2022	Mar. 02, 2022
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0.27
Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	6.3	9.43
Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	11.5	11.5
Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	44.25	29.5
Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	2.42	1.74
Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	5	5
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0	0
Warrants To Purchase Class A Common Stock [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	6.3
Warrants To Purchase Class A Common Stock [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0.27
Warrants To Purchase Class A Common Stock [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	105.1
Warrants To Purchase Class A Common Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	2.29
Warrants To Purchase Class A Common Stock [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	9
Warrants To Purchase Class A Common Stock [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0